Schedule of major related parties and their relationships with the company (Details)	6 Months Ended	12 Months Ended
	Oct. 31, 2025	Apr. 30, 2025
Tonghuai SG Enterprise Pte. Ltd [Member]
Related Party Transaction [Line Items]
Relationships with the company	Major shareholder	Major shareholder
Singlight Technology Holdings Pte. Ltd [Member]
Related Party Transaction [Line Items]
Relationships with the company	Shareholder of the Company	Shareholder of the Company